Offsets	Jun. 23, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(b) Offset	true
Form or Filing Type	S-3
File Number	333-296046
Initial Filing Date	May 20, 2026
Fee Offset Claimed	$ 4,218.26
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, par value $0.0001 per share
Explanation for Claimed Amount	The Registrant’s Registration Statement on Form S-3 (Registration No. 333-296046) was initially filed on May 20, 2026. At the time of filing, the Registrant paid a fee of $5,282.33for a transaction with the Total Offering Amount of $38,250,000.00. As described in Table 1, the revised Total Offering Amount is $30,544,998.51. Therefore, the Registrant has overpaid the filing fees for the current transaction by $1,064.07 and claims a fee offset of $4,218.26.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(b) Offset	true
Registrant or Filer Name	Firefly Neuroscience, Inc.
Form or Filing Type	S-3
File Number	333-296046
Filing Date	May 20, 2026
Fee Paid with Fee Offset Source	$ 5,282.33